Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net.
Schedule of intangible assets, net

	As of December 31,
	2023	2024
	RMB	RMB
Gross carrying amount
Agency contract rights (1)	159,701,258	142,720,126
Licensed copyrights of content	67,072,231	66,981,132
Brand name	41,906,429	—
Software	24,272,306	23,854,614
Platform	10,271,184	—
License for Online Transmission of Audio/Video Programs	7,988,748	7,988,748
Others	6,039,349	6,058,116
Total of gross carrying amount	317,251,505	247,602,736
Less: accumulated amortization
Agency contract rights	(105,730,346)	(58,698,113)
Licensed copyrights of content	(16,451,950)	(40,566,038)
Brand name	(41,906,429)	—
Software	(17,614,761)	(20,720,014)
Platform	(10,271,184)	—
Others	(4,582,697)	(5,022,234)
Total of accumulated amortization	(196,557,367)	(125,006,399)
Less: provision for impairment (2)	—	(61,679,245)
Intangible assets, net	120,694,138	60,917,092
(1)	The agency contract rights, which represent prepayment of cooperation costs to top streamers, acquired during the years ended December 31, 2023 and 2024 are RMB47,358,491 and RMB54,716,981, respectively, with weighted average amortization period of 4.6 years and 2.4 years.
(2)	In view of fiercer market competition and expected decline in revenue related to certain streamers, the management of the Company consider there is impairment indicator in respect of certain agency contract rights. During the year ended 31 December 2024, the management of the Company have performed impairment assessment of certain agency contract rights and consequently determined an impairment loss of RMB61,679,245 (2023: RMB nil) based on discounted cashflow. The impairment loss has been included in profit or loss in other operating income (expenses), net.

Schedule of future amortization expense

Future
amortization
expenses
RMB
2025	34,758,375
2026	17,229,328
2026	592,104
2028	224,529
2029 and thereafter	124,008
Total	52,928,344

Schedule of weighted average amortization periods of intangible assets

As of December 31,
	2023	2024
Brand name	10 years	10 years
Agency contract rights	4.3 years	3.2 years
Platform	5 years	5 years
Software	3.3 years	4.0 years
Others	3.2 years	3.2 years